UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           ----------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           ----------------------------------------------

Form  13F  File  Number:  28-02774
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature, Place, and Date of Signing:

/s/ Katherine K. Struk               New York, NY 10016               11/12/2002
----------------------               ------------------               ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          118
                                              -----------

Form  13F  Information  Table  Value  Total:  $   101,725
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
AGERE SYSTEMS INC CL 'B'       COMMON           00845V209       19   19300          Sole              9748      0   9552
ALLIED IRISH BANKS ADR         COMMON           019228402     1231   51300          Sole             20900      0  30400
AMERICAN INTL GROUP INC.       COMMON           026874107     2741   50105          Sole             18760      0  31345
AMERICAN INTL GROUP INC.       COMMON           026874107      164    3000          Other                0      0   3000
AMGEN INC                      COMMON           031162100      440   10550          Sole              4400      0   6150
AMGEN INC                      COMMON           031162100      167    4000          Other                0      0   4000
AOL TIME WARNER                COMMON           00184A105      172   14750          Sole             14750      0      0
AMERICAN EXPRESS CO            COMMON           025816109     1502   48197          Sole                 0      0  48197
BALDOR ELECTRIC                COMMON           057741100     1831   95880          Sole             23850      0  72030
BROWN-FORMAN INC CLASS A       COMMON           115637100      308    4521          Sole                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      241    3600          Sole                 0      0   3600
BALLARD POWER SYSTEMS INC      COMMON           05858H104      285   30800          Sole              6000      0  24800
BMC SOFTWARE                   COMMON           055921100      548   41950          Sole              8000      0  33950
BP PLC ADR                     COMMON           055622104     2435   61035          Sole             29940      0  31095
BP PLC ADR                     COMMON           055622104      155    3900          Other                0      0   3900
ANHEUSER-BUSCH COMPANY         COMMON           035229103     2252   44515          Sole             13475      0  31040
ANHEUSER-BUSCH COMPANY         COMMON           035229103      213    4200          Other                0      0   4200
CONAGRA FOODS INC              COMMON           205887102     3581  144117          Sole             35350      0 108767
CONAGRA FOODS INC              COMMON           205887102       50    2000          Other                0      0   2000
CHUBB CORP                     COMMON           171232101     1734   31625          Sole              8340      0  23285
CHUBB CORP                     COMMON           171232101       77    1400          Other                0      0   1400
C&D TECHNOLOGIES INC           COMMON           124661109      371   25300          Sole              3600      0  21700
COLGATE-PALMOLIVE              COMMON           194162103      847   15691          Sole                 0      0  15691
COMERICA INC.                  COMMON           200340107      439    9103          Sole                 0      0   9103
C S X CORP                     COMMON           126408103      426   16160          Sole             12520      0   3640
C S X CORP                     COMMON           126408103       42    1600          Other                0      0   1600
CHEVRONTEXACO CORP             COMMON           166764100     2348   33908          Sole             10255      0  23653
CHEVRONTEXACO CORP             COMMON           166764100      166    2400          Other                0      0   2400
DOMINION RESOURCES             COMMON           25746U109      808   15923          Sole              6483      0   9440
DIEBOLD INC                    COMMON           253651103     2003   60840          Sole             21610      0  39230
DIEBOLD INC                    COMMON           253651103       43    1300          Other                0      0   1300
WALT DISNEY CO                 COMMON           254687106      471   31085          Sole              5000      0  26085
WALT DISNEY CO                 COMMON           254687106       55    3600          Other                0      0   3600
DUKE REALTY CORP               COMMON           264411505     1668   67735          Sole             40935      0  26800
DUKE REALTY CORP               COMMON           264411505      123    5000          Other                0      0   5000
DEVRY INC                      COMMON           251893103     2077  111555          Sole             37560      0  73995
DEVON ENERGY CORP              COMMON           25179M103     1462   30310          Sole              6590      0  23720
DEVON ENERGY CORP              COMMON           25179M103      121    2500          Other                0      0   2500
EMC CORP                       COMMON           268648102       15    3200          Sole               200      0   3000
EMC CORP                       COMMON           268648102       53   11500          Other                0      0  11500
EMERSON ELECTRIC CO            COMMON           291011104     3293   74938          Sole             31050      0  43888
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107      684   28560          Sole             18470      0  10090
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107       48    2000          Other                0      0   2000
FUELCELL ENERGY INC            COMMON           35952H106      146   23200          Sole              6800      0  16400
GILLETTE COMPANY               COMMON           375766102     1983   67003          Sole             25770      0  41233
GILLETTE COMPANY               COMMON           375766102       62    2100          Other                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108     1725   21205          Sole              5240      0  15965
GENERAL DYNAMICS CORP          COMMON           369550108      195    2400          Other                0      0   2400
GENERAL ELECTRIC               COMMON           369604103     2270   92093          Sole                 0      0  92093
GENERAL ELECTRIC               COMMON           369604103      158    6400          Other                0      0   6400
GAP INC.                       COMMON           364760108      139   12825          Sole                 0      0  12825
HOME DEPOT INC.                COMMON           437076102       18     700          Sole                 0      0    700
HOME DEPOT INC.                COMMON           437076102      206    7900          Other                0      0   7900
HEINZ (H.J.)                   COMMON           423074103     1680   50340          Sole             12405      0  37935
HERSHEY FOODS CORP.            COMMON           427866108      501    8070          Sole              4770      0   3300
HERSHEY FOODS CORP.            COMMON           427866108       93    1500          Other                0      0   1500
INTEL CORP                     COMMON           458140100       40    2860          Sole                 0      0   2860
INTEL CORP                     COMMON           458140100      118    8500          Other                0      0   8500
ILLINOIS TOOL WORKS INC        COMMON           452308109      257    4400          Other                0      0   4400
JOHNSON & JOHNSON              COMMON           478160104     6836  126409          Sole             40104      0  86305
JOHNSON & JOHNSON              COMMON           478160104      354    6544          Other                0      0   6544
JEFFERSON PILOT CORP           COMMON           475070108     1466   36560          Sole             12290      0  24270
COCA COLA                      COMMON           191216100      983   20500          Sole                 0      0  20500
LANDSTAR INC                   COMMON           515097103        7   50000          Sole             50000      0      0
LEHMAN BROTHERS HOLDINGS I     COMMON           524908100      265    5400          Sole                 0      0   5400
LILLY, ELI & CO                COMMON           532457108      454    8200          Sole                 0      0   8200
LOCKHEED MARTIN CORP.          COMMON           539830109      964   14905          Sole             11960      0   2945
LINCOLN NATIONAL CORP          COMMON           534187109      558   18275          Sole              8560      0   9715
LUCENT TECHNOLOGIES            COMMON           549463107      107  141252          Sole             96820      0  44432
LUCENT TECHNOLOGIES            COMMON           549463107        3    4500          Other                0      0   4500
MCDONALD'S CORP                COMMON           580135101      385   21800          Sole                 0      0  21800
MEDTRONIC INC                  COMMON           585055106      824   19553          Sole             12315      0   7238
MEDTRONIC INC                  COMMON           585055106      101    2400          Other                0      0   2400
3M CO                          COMMON           604059105      220    2000          Sole                 0      0   2000
MOLEX INC                      COMMON           608554101     3195  135830          Sole             47792      0  88038
MOLEX INC                      COMMON           608554101       94    4000          Other                0      0   4000
MERCK & CO INC                 COMMON           589331107     2419   52931          Sole             10100      0  42831
MERCK & CO INC                 COMMON           589331107      151    3300          Other                0      0   3300
NATIONAL CITY CORP             COMMON           635405103      844   29580          Sole              6200      0  23380
NCR CORP.                      COMMON           6.29E+112     1026   51815          Sole             22800      0  29015
NCR CORP.                      COMMON           6.29E+112       26    1300          Other                0      0   1300
NEIMAN MARCUS GROUP CL A       COMMON           640204202      231    8800          Sole                 0      0   8800
NORFOLK SOUTHERN CORP.         COMMON           655844108     1426   70625          Sole             22465      0  48160
OMNICOM GROUP                  COMMON           681919106      240    4300          Sole                 0      0   4300
OMNICOM GROUP                  COMMON           681919106       39     700          Other                0      0    700
ORACLE CORP                    COMMON           68389X105      202   25700          Sole              6000      0  19700
ORACLE CORP                    COMMON           68389X105       39    5000          Other                0      0   5000
PEPSICO INC                    COMMON           713448108     3810  103118          Sole             38720      0  64398
PEPSICO INC                    COMMON           713448108      277    7500          Other                0      0   7500
PFIZER INC                     COMMON           717081103     1016   35000          Sole               500      0  34500
PROCTER & GAMBLE CO            COMMON           742718109     1412   15800          Sole                 0      0  15800
PRIME MEDICAL SERVICES INC     COMMON           74156D108      104   11232          Sole                 0      0  11232
POST PROPERTIES INC            COMMON           737464107      621   23915          Sole             11080      0  12835
ROYAL DUTCH PETROLEUM          COMMON           780257804      277    6900          Sole               500      0   6400
TRANSOCEAN INC                 COMMON           G90078109      582   27957          Sole             21170      0   6787
TRANSOCEAN INC                 COMMON           G90078109       83    4000          Other                0      0   4000
RAYTHEON CO                    COMMON           755111507     1941   66240          Sole             25160      0  41080
RAYTHEON CO                    COMMON           755111507       59    2000          Other                0      0   2000
SBC COMMUNICATIONS INC.        COMMON           78387G103     1393   69280          Sole             25375      0  43905
SBC COMMUNICATIONS INC.        COMMON           78387G103       40    2000          Other                0      0   2000
SHERWIN-WILLIAMS CO            COMMON           824348106     2517  106310          Sole             27280      0  79030
SPINNAKER EXPLORATION CO       COMMON           84855W109      379   13195          Sole              4355      0   8840
SONOCO PRODUCTS CO             COMMON           835495102      481   22586          Sole                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      636   10350          Sole                 0      0  10350
SERVICEMASTER LTD PARTNERS     COMMON           817615107      165   15187          Sole                 0      0  15187
TOKHEIM 'C' WARRANTS           COMMON           889073136        0   10000          Sole             10000      0      0
TRW INC.                       COMMON           872649108     8585  146627          Sole                 0      0 146627
U.S. BANCORP                   COMMON           902973304     1083   58291          Sole             32033      0  26258
U.S. BANCORP                   COMMON           902973304       59    3162          Other                0      0   3162
VERIZON COMMUNICATIONS         COMMON           92343V104     1061   38665          Sole             24805      0  13860
VERIZON COMMUNICATIONS         COMMON           92343V104       64    2330          Other                0      0   2330
WALGREEN CO.                   COMMON           931422109      312   10144          Sole                 0      0  10144
WACHOVIA CORP                  COMMON           929903102      493   15088          Sole              8000      0   7088
WACHOVIA CORP                  COMMON           929903102       85    2600          Other                0      0   2600
WILLIAMS COS INC               COMMON           969457100       35   15500          Sole              5500      0  10000
WYETH                          COMMON           983024100      714   22462          Sole              2000      0  20462
EXXON MOBIL CORPORATION        COMMON           30231G102     2616   82009          Sole             21000      0  61009
EXXON MOBIL CORPORATION        COMMON           30231G102       66    2056          Other                0      0   2056